STOCK WARRANTS (10K) (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	21,042		21,042
Exercise price (in dollars per share)			$ 12.00	$ 12.00
Remaining life			2 years 9 months	3 years 9 months
Fair value of warrants outstanding	$ 104,000		$ 601,000	$ 4,100,000
Change in the fair value of warrants	$ (497,000)	$ 1,800,000	$ 3,500,000	$ 201,000
Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Change in exercise price of warrants (in dollars per share)	$ 6.00		$ 6.00
Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Change in exercise price of warrants (in dollars per share)	$ 9.00		$ 9.00
Registered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	15,375		15,375
Exercise price (in dollars per share)	$ 12.0		$ 12.00
Remaining life	2 years 6 months		2 years 9 months
Term of warrants	5 years		5 years
Redemption price (in dollars per share)	$ 0.01		$ 0.01
Common stock benchmark trading price, Minimum (in dollars per share)	$ 17.50		$ 17.50
Trading period to trigger redemption, Minimum	20 days		20 days
Benchmark trading period	30 days		30 days
Sponsor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,817		3,817
Exercise price (in dollars per share)	$ 12.0		$ 12.00
Remaining life	2 years 6 months		2 years 9 months
Unregistered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,850		1,850
Exercise price (in dollars per share)	$ 12.0		$ 12.00
Remaining life	2 years 6 months		2 years 9 months